BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2020
(unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 98.03%
Administrative and Support Services - 6.53%
Alcon, Inc. (a)	30,000	$1,710,029	$1,524,600
Booking Holdings, Inc. (a)	2,300	1,591,673	3,094,236
PayPal Holdings, Inc. (a)	35,000	871,561	3,350,900
ServiceMaster Global Holdings, Inc. (a)	20,000	546,180	540,000
TransUnion	25,000	2,013,923	1,654,500
		$6,733,366	$10,164,236
Air Transportation - 0.64%
Delta Air Lines, Inc.	35,000	$1,795,879	$998,550
Amusement, Gambling, and Recreation Industries - 1.86%
The Walt Disney Co.	30,000	$1,588,580	$2,898,000
Beverage and Tobacco Product Manufacturing - 1.00%
PepsiCo, Inc.	13,000	$632,331	$1,561,300
Broadcasting (except Internet) - 0.88%
Comcast Corp. - Class A	40,000	$947,928	$1,375,200
Building Material and Garden Equipment and Supplies Dealers - 2.22%
Home Depot, Inc.	13,000	$1,941,152	$2,427,230
Lowe's Companies, Inc.	12,000	966,066	1,032,600
		$2,907,218	$3,459,830
Chemical Manufacturing - 2.14%
Amgen, Inc.	10,000	$1,609,946	$2,027,300
Johnson & Johnson	10,000	866,300	1,311,300
		$2,476,246	$3,338,600
Computer and Electronic Product Manufacturing - 20.41%
Alphabet, Inc. - Class A (a)	4,000	$847,060	$4,647,800
Alphabet, Inc. - Class C (a)	4,010	844,083	4,662,868
Apple, Inc.	55,000	932,215	13,985,950
Ecolab, Inc.	15,000	1,436,988	2,337,450
NVIDIA Corp.	10,000	2,316,829	2,636,000
Palo Alto Networks, Inc. (a)	11,000	2,379,070	1,803,560
Thermo Fisher Scientific, Inc.	6,000	879,267	1,701,600
		$9,635,512	$31,775,228
Credit Intermediation and Related Activities - 4.74%
Capital One Financial Corp.	20,000	$542,706	$1,008,400
JPMorgan Chase & Co.	30,000	1,721,192	2,700,900
SVB Financial Group (a)	12,000	2,426,971	1,812,960
Wells Fargo & Co.	65,000	1,722,623	1,865,500
		$6,413,492	$7,387,760
Data Processing, Hosting and Related Services - 1.22%
Fiserv, Inc. (a)	20,000	$971,166	$1,899,800
Electrical Equipment, Appliance, and Component Manufacturing - 1.00%
Eaton Corp. Plc	20,000	$863,312	$1,553,800
Food Services and Drinking Places - 1.52%
Casey's General Stores, Inc.	3,000	$439,892	$397,470
Starbucks Corp.	30,000	561,000	1,972,200
		$1,000,892	$2,369,670
Health and Personal Care Stores - 1.13%
Ulta Beauty, Inc. (a)	10,000	$2,471,542	$1,757,000
Insurance Carriers and Related Activities - 5.38%
Berkshire Hathaway, Inc. - Class B (a)	20,000	$678,649	$3,656,600
The Progressive Corp.	20,000	1,409,657	1,476,800
UnitedHealth Group, Inc.	13,000	3,145,097	3,241,940
		$5,233,403	$8,375,340
Machinery Manufacturing - 1.60%
Roper Technologies, Inc.	8,000	$335,931	$2,494,480
Merchant Wholesalers, Durable Goods - 0.96%
IAA, Inc.(a)	50,000	$1,900,153	$1,498,000
Miscellaneous Manufacturing - 0.36%
Edwards Lifesciences Corp. (a)	3,000	$508,713	$565,860
Nonstore Retailers - 6.26%
Amazon.com, Inc. (a)	5,000	$1,231,664	$9,748,600
Other Information Services - 2.36%
Facebook, Inc. - Class A (a)	22,000	$2,108,799	$3,669,600
Petroleum and Coal Products Manufacturing - 0.70%
Chevron Corp.	15,000	$1,086,832	$1,086,900
Professional, Scientific, and Technical Services - 12.67%
MasterCard, Inc. - Class A	55,000	$936,892	$13,285,800
Visa, Inc. - Class A	40,000	1,087,480	6,444,800
		$2,024,372	$19,730,600
Publishing Industries (except Internet) - 10.41%
Adobe, Inc. (a)	12,000	$3,463,758	$3,818,880
Autodesk, Inc. (a)	13,000	1,985,801	2,029,300
Microsoft Corp.	52,000	6,470,467	8,200,920
salesforce.com, Inc. (a)	15,000	2,246,082	2,159,700
		$14,166,108	$16,208,800
Rail Transportation - 2.54%
Union Pacific Corp.	28,000	$806,918	$3,949,120
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.00%
BlackRock, Inc.	10,000	$2,494,205	$4,399,700
Intercontinental Exchange, Inc.	16,000	1,399,966	1,292,000
S&P Global, Inc.	13,000	2,334,390	3,185,650
The Charles Schwab Corp.	60,000	2,486,456	2,017,200
		$8,715,017	$10,894,550
Transportation Equipment Manufacturing - 0.48%
Boeing Co.	5,000	$1,708,680	$745,700
Truck Transportation - 2.02%
Old Dominion Freight Line, Inc.	24,000	$2,220,361	$3,150,240

TOTAL COMMON STOCKS		$80,484,415	$152,656,764

SHORT-TERM INVESTMENTS - 3.06%
Mutual Funds - 3.06%
First American Treasury Obligations Fund - Class X, 0.330% (b)	4,760,482	$4,760,482	$4,760,482

TOTAL SHORT-TERM INVESTMENTS		$4,760,482	$4,760,482

TOTAL INVESTMENTS - 101.09%		$85,244,897	$157,417,246
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.09)%			(1,718,146)
TOTAL NET ASSETS - 100.00%			$155,699,100

Percentages are stated as a percent of net assets.
(a)	Non-income Producing.
(b)	The rate shown is the annualized seven day yield as of March 31 ,2020.

The accompanying notes are an integral part of the Schedule of Investments.

Notes to Schedule of Investments

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical investments.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices of similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the three months ended March 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.  During the three months ended March 31, 2020, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of March 31, 2020, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stocks	$152,656,764	$-	$-	$152,656,764
Short-Term Investments	4,760,482	-	-	4,760,482
Total Investments in Securities	$157,417,246	$-	$-	$157,417,246

Refer to the Schedule of Investments for further information on the classification of investments.